CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,800.0	$ 506.2
Short-term bank deposits	525.7	134.0
Marketable securities	689.2	731.7
Trade receivables, net	769.1	728.8
Prepaid expenses and other assets	180.0	92.7
Total current assets	3,964.0	2,193.4
LONG-TERM ASSETS:
Marketable securities	1,326.8	1,411.9
Property and equipment, net	82.9	80.8
Deferred tax asset, net	68.3	74.7
Intangible assets, net	214.2	201.4
Goodwill	1,904.3	1,695.7
Lease prepayment	159.9	0.0
Other assets	86.0	96.6
Total long-term assets	3,842.4	3,561.1
Total assets	7,806.4	5,754.5
CURRENT LIABILITIES:
Trade payables	27.6	54.8
Employees and payroll accruals	229.3	241.5
Deferred revenues	1,530.1	1,471.3
Accrued expenses and other liabilities	149.7	176.6
Total current liabilities	1,936.7	1,944.2
LONG-TERM LIABILITIES:
Convertible senior notes, net	1,972.1	0.0
Deferred revenues	650.3	529.0
Income tax accrual	329.7	459.6
Other liabilities	35.5	32.3
Total long-term liabilities	2,987.6	1,020.9
Total liabilities	4,924.3	2,965.1
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2025 and 2024; 261,223,970 shares issued at December 31, 2025 and 2024; 105,596,035 and 108,368,523 shares outstanding at December 31, 2025 and 2024, respectively	0.8	0.8
Additional paid-in capital	3,331.6	3,049.5
Treasury shares at cost, 155,627,935 and 152,855,447 ordinary shares at December 31, 2025 and 2024, respectively	(15,555.8)	(14,264.4)
Accumulated other comprehensive income (loss)	34.8	(10.3)
Retained earnings	15,070.7	14,013.8
Total shareholders' equity	2,882.1	2,789.4
Total liabilities and shareholders' equity	$ 7,806.4	$ 5,754.5